SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	9 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Straight-line Method of Depreciation [Table Text Block]
Equipment	5 years

Equipment	5 years